UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02383

ALLIANCEBERNSTEIN BOND FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2010

Date of reporting period: January 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Bond Fund-Intermediate Bond Portfolio

Portfolio of Investments

January 31, 2010 (unaudited)

	Principal Amount (000)	U.S. $ Value
CORPORATES - INVESTMENT GRADES - 36.4%
Industrial - 20.2%
Basic - 3.1%
Alcoa, Inc.
6.75%, 7/15/18	$553	$557,214
ArcelorMittal
6.125%, 6/01/18	1,470	1,529,695
ArcelorMittal USA, Inc.
6.50%, 4/15/14	150	163,689
BHP Billiton Finance USA Ltd.
7.25%, 3/01/16	1,116	1,314,221
The Dow Chemical Co.
7.375%, 11/01/29	15	16,340
7.60%, 5/15/14	762	876,705
8.55%, 5/15/19	1,059	1,266,479
Eastman Chemical
5.50%, 11/15/19	298	304,524
EI Du Pont de Nemours & Co.
5.875%, 1/15/14	724	810,336
Freeport-McMoRan Copper & Gold, Inc.
8.25%, 4/01/15	630	681,975
8.375%, 4/01/17	725	788,437
Inco Ltd.
7.75%, 5/15/12	1,650	1,812,329
International Paper Co.
5.30%, 4/01/15	235	247,921
7.50%, 8/15/21	569	645,909
7.95%, 6/15/18	830	961,803
Packaging Corp. of America
5.75%, 8/01/13	2,710	2,925,900
PPG Industries, Inc.
5.75%, 3/15/13	1,125	1,224,965
Rio Tinto Finance USA Ltd.
6.50%, 7/15/18	1,385	1,537,894

		17,666,336

Capital Goods - 1.6%
Boeing Capital Corp.
6.50%, 2/15/12	2,555	2,818,423
Holcim US Finance Sarl & Cie SCS
6.00%, 12/30/19 (a)	132	138,950
John Deere Capital Corp.
5.25%, 10/01/12	1,250	1,362,070
Lafarge SA
6.15%, 7/15/11	784	829,913
Owens Corning, Inc.
6.50%, 12/01/16	955	982,253
Republic Services, Inc.
5.25%, 11/15/21 (a)	508	513,344
5.50%, 9/15/19 (a)	753	780,899
Tyco International Finance SA
6.00%, 11/15/13	195	216,363
8.50%, 1/15/19	515	645,927
United Technologies Corp.
4.875%, 5/01/15	747	815,406

		9,103,548

Communications - Media - 1.5%
BSKYB Finance UK PLC
5.625%, 10/15/15 (a)	270	296,067
CBS Corp.
8.875%, 5/15/19	1,305	1,593,957
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	174	233,499
Comcast Corp.
5.50%, 3/15/11	313	327,844
DirecTV Holdings LLC / DirecTV Financing Co., Inc.
4.75%, 10/01/14 (a)	525	547,510
6.375%, 6/15/15	100	103,625
News America Holdings, Inc.
9.25%, 2/01/13	310	362,452
News America, Inc.
6.55%, 3/15/33	142	148,968
Reed Elsevier Capital, Inc.
8.625%, 1/15/19	530	664,629
RR Donnelley & Sons Co.
4.95%, 4/01/14	85	85,598
11.25%, 2/01/19	740	961,209
Time Warner Cable, Inc.
7.50%, 4/01/14	1,055	1,232,245
Time Warner Entertainment Co.
8.375%, 3/15/23	325	398,756

WPP Finance UK
5.875%, 6/15/14	149	156,681
8.00%, 9/15/14	1,320	1,513,050

		8,626,090

Communications - Telecommunications - 3.0%
British Telecommunications PLC
5.15%, 1/15/13	770	809,075
9.125%, 12/15/10	524	561,735
Embarq Corp.
7.082%, 6/01/16	1,470	1,631,781
New Cingular Wireless Services, Inc.
8.125%, 5/01/12	4,295	4,890,777
Pacific Bell Telephone Co.
6.625%, 10/15/34	1,450	1,490,375
Qwest Corp.
7.50%, 10/01/14	1,085	1,144,675
7.875%, 9/01/11	285	298,538
Telecom Italia Capital SA
6.175%, 6/18/14	1,150	1,261,115
6.375%, 11/15/33	110	108,228
US Cellular Corp.
6.70%, 12/15/33	1,560	1,558,357
Verizon Communications, Inc.
4.90%, 9/15/15	180	195,053
5.25%, 4/15/13	815	890,873
Verizon New Jersey, Inc.
Series A
5.875%, 1/17/12	220	235,872
Vodafone Group PLC
5.50%, 6/15/11	295	311,559
7.75%, 2/15/10	1,410	1,413,268

		16,801,281

Consumer Cyclical - Automotive - 0.7%
Daimler Finance North America LLC
4.875%, 6/15/10	137	138,910
5.75%, 9/08/11	455	483,620
7.30%, 1/15/12	464	510,470
7.75%, 1/18/11	173	183,918
Harley-Davidson Funding Corp.
5.75%, 12/15/14 (a)	610	641,380
Nissan Motor Acceptance Corp.
4.50%, 1/30/15 (a)	992	996,045
Volvo Treasury AB
5.95%, 4/01/15 (a)	1,196	1,266,642

		4,220,985

Consumer Cyclical - Entertainment - 0.7%
Time Warner, Inc.
6.875%, 5/01/12	975	1,079,001
7.625%, 4/15/31	1,285	1,513,128
Viacom, Inc.
5.625%, 9/15/19	1,230	1,296,794

		3,888,923

Consumer Cyclical - Other - 0.5%
Marriott International, Inc.
Series J
5.625%, 2/15/13	1,370	1,448,357
MDC Holdings, Inc.
5.50%, 5/15/13	1,155	1,194,241
Toll Brothers Finance Corp.
5.15%, 5/15/15	35	33,777
6.875%, 11/15/12	9	9,586

		2,685,961

Consumer Cyclical - Retailers - 0.7%
Lowe’s Cos, Inc.
5.00%, 10/15/15	2,775	3,060,675
Wal-Mart Stores, Inc.
4.25%, 4/15/13	640	682,894

		3,743,569

Consumer Non-Cyclical - 4.3%
Altria Group, Inc.
9.70%, 11/10/18	765	958,091
Baxter FinCo BV
4.75%, 10/15/10	1,285	1,324,397
Bottling Group LLC
6.95%, 3/15/14	1,085	1,265,320
Bunge Ltd. Finance Corp.
5.10%, 7/15/15	130	133,986
5.875%, 5/15/13	965	1,024,884
Cadbury Schweppes US Finance LLC
5.125%, 10/01/13 (a)	310	326,787
Campbell Soup Co.
6.75%, 2/15/11	1,030	1,095,651
ConAgra Foods, Inc.
5.819%, 6/15/17	2,005	2,157,701
7.875%, 9/15/10	13	13,556
Delhaize Group SA
5.875%, 2/01/14	335	368,220
Diageo Capital PLC
7.375%, 1/15/14	1,100	1,295,346
Fisher Scientific International, Inc.
6.125%, 7/01/15	36	37,665

Fortune Brands, Inc.
3.00%, 6/01/12	810	809,327
4.875%, 12/01/13	667	694,194
Kraft Foods, Inc.
6.25%, 6/01/12	2,340	2,554,049
The Kroger Co.
6.80%, 12/15/18	487	555,496
Pepsico, Inc.
4.65%, 2/15/13	1,170	1,262,393
Pfizer, Inc.
5.35%, 3/15/15	1,235	1,369,627
The Procter & Gamble Co.
4.70%, 2/15/19	1,226	1,280,064
Reynolds American, Inc.
7.25%, 6/01/13	1,520	1,687,136
Safeway, Inc.
6.50%, 3/01/11	82	86,585
Whirlpool Corp.
8.60%, 5/01/14	155	178,913
Wyeth
5.50%, 2/01/14	3,673	4,070,231

		24,549,619

Energy - 1.7%
Amerada Hess Corp.
7.875%, 10/01/29	98	118,519
Anadarko Petroleum Corp.
5.95%, 9/15/16	1,276	1,379,914
6.45%, 9/15/36	401	412,359
Apache Corp.
5.25%, 4/15/13	685	745,329
Baker Hughes, Inc.
6.50%, 11/15/13	610	701,433
Canadian Natural Resources Ltd.
5.15%, 2/01/13	435	469,902
Hess Corp.
8.125%, 2/15/19	177	215,942
Nabors Industries, Inc.
9.25%, 1/15/19	1,275	1,608,299
Noble Energy, Inc.
8.25%, 3/01/19	1,232	1,495,108
The Premcor Refining Group, Inc.
7.50%, 6/15/15	717	733,732
Weatherford International Ltd.
5.15%, 3/15/13	560	595,689
6.00%, 3/15/18	215	224,521
9.625%, 3/01/19	605	767,970

		9,468,717

Other Industrial - 0.2%
Noble Group Ltd.
6.75%, 1/29/20 (a)	1,099	1,151,202

Technology - 1.8%
Cisco Systems, Inc.
5.25%, 2/22/11	2,540	2,659,883
Computer Sciences Corp.
5.50%, 3/15/13	805	873,878
Dell, Inc.
5.625%, 4/15/14	765	849,717
Electronic Data Systems Corp.
Series B
6.00%, 8/01/13	1,847	2,082,718
Motorola, Inc.
6.50%, 9/01/25	855	762,113
7.50%, 5/15/25	30	30,187
7.625%, 11/15/10	28	29,004
Oracle Corp.
5.00%, 1/15/11	900	934,014
5.25%, 1/15/16	280	309,444
Xerox Corp.
7.625%, 6/15/13	60	61,398
8.25%, 5/15/14	1,250	1,470,131

		10,062,487

Transportation - Airlines - 0.2%
Southwest Airlines Co.
5.25%, 10/01/14	730	753,984
5.75%, 12/15/16	490	493,925

		1,247,909

Transportation - Services - 0.2%
Con-way, Inc.
6.70%, 5/01/34	923	835,231

		114,051,858

Financial Institutions - 12.3%
Banking - 6.7%
American Express Co.
7.25%, 5/20/14	735	839,754
8.125%, 5/20/19	1,285	1,554,073
ANZ National International Ltd.
6.20%, 7/19/13 (a)	635	702,602
Bank of America Corp.
5.375%, 9/11/12	1,520	1,621,509
7.375%, 5/15/14	1,050	1,190,110
7.625%, 6/01/19	1,305	1,493,092
Bank of Tokyo-Mitsubishi UFJ Ltd./ New York NY
7.40%, 6/15/11	100	107,749

Barclays Bank PLC
8.55%, 6/15/11 (a)(b)	339	325,440
BBVA International Preferred SA Unipersonal
5.919%, 4/18/17	525	434,438
The Bear Stearns Co., Inc.
5.55%, 1/22/17	315	327,539
5.70%, 11/15/14	1,655	1,817,968
Citigroup, Inc.
5.50%, 4/11/13	520	546,200
6.50%, 8/19/13	1,015	1,096,372
8.50%, 5/22/19	2,190	2,553,395
Compass Bank
5.50%, 4/01/20	1,774	1,666,375
Countrywide Financial Corp.
6.25%, 5/15/16	62	63,943
Countrywide Home Loans, Inc.
Series L
4.00%, 3/22/11	4	4,125
Credit Agricole SA
8.375%, 10/13/19 (a)	931	1,005,480
Credit Suisse USA, Inc.
5.50%, 8/15/13	464	512,571
The Goldman Sachs Group, Inc.
4.75%, 7/15/13	1,315	1,390,694
7.50%, 2/15/19	2,125	2,463,043
JPMorgan Chase Capital XXV
Series Y
6.80%, 10/01/37	430	433,271
Marshall & Ilsley Bank
4.85%, 6/16/15	180	149,325
5.00%, 1/17/17	1,695	1,413,501
Merrill Lynch & Co., Inc.
6.05%, 5/16/16	586	597,847
Morgan Stanley
5.625%, 1/09/12	1,310	1,398,776
6.60%, 4/01/12	855	938,428
6.625%, 4/01/18	1,345	1,470,693
National Capital Trust II
5.486%, 3/23/15 (a)(b)	372	323,738
National City Bank of Cleveland Ohio
6.25%, 3/15/11	1,515	1,583,754
Rabobank Nederland
11.00%, 6/30/19 (a)(b)	160	204,386
Regions Financial Corp.
6.375%, 5/15/12	895	874,249
SouthTrust Corp.
5.80%, 6/15/14	1,470	1,549,148

UBS Preferred Funding Trust I
8.622%, 10/01/10 (b)	503	485,765
UFJ Finance Aruba AEC
6.75%, 7/15/13	172	193,283
Union Bank of California
5.95%, 5/11/16	1,580	1,647,390
Union Planters Corp.
7.75%, 3/01/11	1,002	1,009,626
Wachovia Corp.
5.50%, 5/01/13	1,445	1,566,741

		37,556,393

Finance - 1.0%
General Electric Capital Corp.
4.80%, 5/01/13	2,960	3,136,034
HSBC Finance Corp.
7.00%, 5/15/12	845	927,867
SLM Corp.
Series A
5.375%, 1/15/13 - 5/15/14	1,960	1,782,267

		5,846,168

Insurance - 3.4%
Aetna, Inc.
6.00%, 6/15/16	435	473,107
Allied World Assurance Co. Holdings Ltd.
7.50%, 8/01/16	650	707,524
The Allstate Corp.
6.125%, 5/15/37 (b)	1,520	1,421,200
Assurant, Inc.
5.625%, 2/15/14	92	96,358
Coventry Health Care, Inc.
5.95%, 3/15/17	295	275,462
6.125%, 1/15/15	115	114,826
6.30%, 8/15/14	900	908,425
Genworth Financial, Inc.
6.515%, 5/22/18	1,395	1,298,720
Guardian Life Insurance
7.375%, 9/30/39 (a)	700	749,706
Humana, Inc.
6.30%, 8/01/18	361	372,726
6.45%, 6/01/16	130	136,638
7.20%, 6/15/18	825	897,211
Liberty Mutual Group, Inc.
5.75%, 3/15/14 (a)	167	166,625
Lincoln National Corp.
8.75%, 7/01/19	361	438,713
Massachusetts Mutual Life Insurance Co.
8.875%, 6/01/39 (a)	710	918,175

MetLife, Inc.
7.717%, 2/15/19	358	429,444
10.75%, 8/01/39	465	581,250
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)	1,190	1,343,099
Principal Financial Group, Inc.
7.875%, 5/15/14	1,020	1,167,479
Prudential Financial, Inc.
5.15%, 1/15/13	905	964,091
6.20%, 1/15/15	145	160,926
8.875%, 6/15/38	570	615,600
Series D
7.375%, 6/15/19	110	126,650
UnitedHealth Group, Inc.
4.875%, 3/15/15	1,855	1,949,232
5.25%, 3/15/11	1,390	1,448,008
Wellpoint, Inc.
5.875%, 6/15/17	120	130,179
7.00%, 2/15/19	290	335,623
XL Capital Ltd.
5.25%, 9/15/14	824	856,204

		19,083,201

REITS - 1.2%
HCP, Inc.
5.95%, 9/15/11	1,550	1,627,765
Healthcare Realty Trust, Inc.
5.125%, 4/01/14	845	853,610
8.125%, 5/01/11	1,450	1,538,285
Nationwide Health Properties, Inc.
6.50%, 7/15/11	1,515	1,579,010
Simon Property Group LP
5.625%, 8/15/14	1,169	1,236,601

		6,835,271

		69,321,033

Utility - 2.7%
Electric - 1.6%
Allegheny Energy Supply Co. LLC
5.75%, 10/15/19 (a)	1,415	1,434,920
Ameren Corp.
8.875%, 5/15/14	770	894,683
American Transmission Systems
5.25%, 1/15/22 (a)	385	393,604
Carolina Power & Light Co.
6.50%, 7/15/12	345	382,022
FirstEnergy Corp.
Series B
6.45%, 11/15/11	126	135,793

Series C
7.375%, 11/15/31	279	313,955
MidAmerican Energy Holdings Co.
5.875%, 10/01/12	162	178,895
Nisource Finance Corp.
6.80%, 1/15/19	1,465	1,602,644
7.875%, 11/15/10	154	161,516
Progress Energy, Inc.
7.10%, 3/01/11	2,324	2,457,677
Public Service Company of Colorado
Series 10
7.875%, 10/01/12	176	204,203
The Southern Co.
Series A
5.30%, 1/15/12	468	504,021
SPI Electricity & Gas Australia Holdings Pty Ltd.
6.15%, 11/15/13 (a)	283	302,925
Union Electric Co.
6.70%, 2/01/19	140	157,514
Wisconsin Energy Corp.
6.25%, 5/15/67 (b)	140	127,400

		9,251,772

Natural Gas - 0.9%
Duke Energy Field Services Corp.
7.875%, 8/16/10	94	97,470
Energy Transfer Partners LP
6.70%, 7/01/18	886	967,366
7.50%, 7/01/38	909	1,010,760
Enterprise Products Operating LLC
Series G
5.60%, 10/15/14	157	171,450
TransCanada Pipelines Ltd.
6.35%, 5/15/67 (b)	1,670	1,585,055
Williams Co., Inc.
7.875%, 9/01/21	808	977,741
8.125%, 3/15/12	298	341,210

		5,151,052

Other Utility - 0.2%
Veolia Environnement
6.00%, 6/01/18	935	1,009,206

		15,412,030

Non Corporate Sectors - 1.2%
Agencies - Not Government Guaranteed - 1.2%
Gaz Capital SA
6.212%, 11/22/16 (a)	3,215	3,166,775
Petrobras International Finance
5.75%, 1/20/20	2,190	2,165,617

TransCapitalInvest Ltd. for OJSC AK
Transneft
8.70%, 8/07/18 (a)		1,425	1,645,875

			6,978,267

Total Corporates - Investment Grades (cost $191,476,369)			205,763,188

GOVERNMENTS - TREASURIES - 21.1%
Brazil - 0.8%
Republic of Brazil
12.50%, 1/05/16	BRL	7,210	4,439,333

New Zealand - 0.2%
New Zealand Government
Series 413
6.50%, 4/15/13	NZD	1,610	1,189,037

United States - 20.1%
U.S. Treasury Bonds
3.75%, 11/15/18		$18,847	19,236,025
4.50%, 2/15/36		11,764	11,853,864
4.75%, 2/15/37		1,660	1,736,257
U.S. Treasury Notes
1.75%, 11/15/11		21,480	21,877,724
2.375%, 8/31/14		21,130	21,329,742
2.625%, 7/31/14		23,750	24,267,679
3.375%, 11/15/19		13,585	13,323,896

			113,625,187

Total Governments - Treasuries (cost $118,779,158)			119,253,557

MORTGAGE PASS-THRU’S - 18.7%
Agency Fixed Rate 30-Year - 15.4%
Federal Home Loan Mortgage Corp. Gold
Series 2005
4.50%, 8/01/35 - 11/01/35		2,130	2,160,947
5.50%, 1/01/35		2,217	2,358,963
Series 2007
4.50%, 1/01/37		12,342	12,523,680
5.50%, 7/01/35		309	329,045
Series 2008
5.50%, 4/01/38		1,669	1,771,760
Federal National Mortgage Association
6.00%, TBA		4,810	5,144,444
6.50%, TBA		6,250	6,742,188
Series 2003
5.00%, 11/01/33		337	351,561
5.50%, 4/01/33 - 7/01/33		2,820	3,000,093
Series 2004
5.50%, 4/01/34 - 11/01/34		1,448	1,540,089
6.00%, 9/01/34		532	574,776

Series 2005
4.50%, 8/01/35	1,064	1,080,672
5.50%, 2/01/35	1,069	1,137,648
Series 2006
5.00%, 2/01/36	960	999,949
5.50%, 4/01/36	2,751	2,921,995
6.00%, 2/01/36	3,643	3,933,001
Series 2007
4.50%, 9/01/35	789	804,551
5.00%, 11/01/35 - 7/01/36	11,232	11,696,398
5.50%, 8/01/37	8,931	9,501,278
Series 2008
6.00%, 3/01/37	10,363	11,146,826
Government National Mortgage Association
5.50%, TBA	6,925	7,328,596
Series 1990
9.00%, 12/15/19	0	152
Series 1999
8.15%, 9/15/20	209	236,089

		87,284,701

Agency ARMS - 2.9%
Federal Home Loan Mortgage Corp.
Series 2006
2.889%, 3/01/34 (b)	564	582,629
5.921%, 1/01/37 (c)	333	350,310
Series 2007
5.831%, 3/01/37 (c)	3,573	3,769,542
5.837%, 1/01/37 (c)	4,345	4,574,775
Series 2009
4.425%, 4/01/36 (b)	3,083	3,219,466
Federal National Mortgage Association
Series 2007
4.736%, 3/01/34 (b)	2,520	2,624,047
4.899%, 8/01/37 (b)	969	1,016,864

		16,137,633

Agency Fixed Rate 15-Year - 0.4%
Government National Mortgage Association
Series 1997
8.00%, 3/15/12	413	415,597
Series 2001
7.50%, 12/15/14	1,666	1,763,491

		2,179,088

Total Mortgage Pass-Thru’s (cost $100,521,063)		105,601,422

COMMERCIAL MORTGAGE-BACKED SECURITIES - 12.2%
Non-Agency Fixed Rate CMBS - 12.2%
Bear Stearns Commercial Mortgage Securities, Inc.
Series 2007-PW18, Class A4
5.70%, 6/11/50	2,315	2,122,904
Citigroup Commercial Mortgage Trust
Series 2008-C7, Class A4
6.095%, 12/10/49	2,890	2,731,693
Commercial Mortgage Pass Through Certificates
Series 2006-C8, Class A4
5.306%, 12/10/46	2,130	1,922,105
Credit Suisse Mortgage Capital Certificates
Series 2006-C3, Class A3
5.826%, 6/15/38	2,850	2,565,154
Series 2006-C5, Class A3
5.311%, 12/15/39	1,600	1,405,877
Greenwich Capital Commercial Funding Corp.
Series 2005-GG5, Class AJ
5.30%, 4/10/37	775	576,858
Series 2007-GG11, Class A4
5.736%, 12/10/49	420	391,560
Series 2007-GG9, Class A4
5.444%, 3/10/39	1,820	1,685,998
GS Mortgage Securities Corp. II
Series 2006-GG6, Class A2
5.506%, 4/10/38 +	14,000	14,294,028
Series 2006-GG8, Class A2
5.479%, 11/10/39 +	14,000	14,337,529
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2006-CB14, Class A4
5.481%, 12/12/44 (b)	1,455	1,438,703
Series 2006-CB15, Class A4
5.814%, 6/12/43	2,335	2,342,574
Series 2006-CB16, Class A4
5.552%, 5/12/45	1,810	1,735,382
Series 2007-C1, Class A4
5.716%, 2/15/51	2,965	2,516,278
Series 2007-LD11, Class A4
5.818%, 6/15/49	300	273,968
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class A4
5.372%, 9/15/39	3,360	3,326,630
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-2, Class A4
5.91%, 6/12/46	220	216,724

Series 2006-4, Class AM
5.204%, 12/12/49	940	737,340
Series 2007-9, Class A4
5.70%, 9/12/49	2,940	2,673,142
Morgan Stanley Capital I
Series 2007-HQ13, Class A3
5.569%, 12/15/44	2,910	2,435,798
Series 2007-IQ15, Class A4
5.88%, 6/11/49	1,640	1,495,254
Prudential Securities Secured Financing Corp.
Series 1999-NRF1, Class AEC
1.33%, 11/01/31 (a)(d)	37,949	548,296
Wachovia Bank Commercial Mortgage Trust
Series 2006-C27, Class A3
5.765%, 7/15/45	2,885	2,790,451
Series 2007-C31, Class A4
5.509%, 4/15/47	2,925	2,434,941
Series 2007-C32, Class A3
5.74%, 6/15/49	2,435	2,138,879

Total Commercial Mortgage-Backed Securities (cost $71,333,355)		69,138,066

CORPORATES - NON-INVESTMENT GRADES - 3.9%
Industrial - 2.5%
Basic - 0.7%
Ineos Group Holdings PLC
8.50%, 2/15/16 (a)	110	73,700
Steel Capital SA for OAO Severstal
9.75%, 7/29/13 (a)	545	571,569
Stora Enso Oyj
7.375%, 5/15/11	1,475	1,534,096
United States Steel Corp.
6.05%, 6/01/17	1,625	1,539,372
Westvaco Corp.
8.20%, 1/15/30	85	93,737

		3,812,474

Capital Goods - 0.7%
Case New Holland, Inc.
7.125%, 3/01/14	280	280,000
Masco Corp.
6.125%, 10/03/16	1,715	1,651,332
Mohawk Industries, Inc.
6.875%, 1/15/16	1,555	1,578,325
Textron Financial Corp.
4.60%, 5/03/10	105	104,986
5.40%, 4/28/13	208	213,514

		3,828,157

Communications - Media - 0.1%
Cablevision Systems Corp.
Series B
8.00%, 4/15/12	105	111,431
Clear Channel Communications, Inc.
5.50%, 9/15/14	275	165,000
CSC Holdings, Inc.
8.50%, 4/15/14 (a)	430	455,800
Univision Communications, Inc.
12.00%, 7/01/14 (a)	131	141,480

		873,711

Communications - Telecommunications - 0.1%
Cricket Communications, Inc.
7.75%, 5/15/16	250	251,562
Qwest Communications International, Inc.
7.50%, 2/15/14	60	60,375
Series B
7.50%, 2/15/14	35	35,219
Windstream Corp.
7.875%, 11/01/17 (a)	390	385,125

		732,281

Consumer Cyclical - Automotive - 0.1%
Goodyear Tire & Rubber Co./The
9.00%, 7/01/15	545	561,350

Consumer Cyclical - Other - 0.3%
Starwood Hotels & Resorts Worldwide, Inc.
7.875%, 5/01/12	1,430	1,522,950

Consumer Cyclical - Retailers - 0.0%
Limited Brands, Inc.
6.90%, 7/15/17	203	198,940

Consumer Non-Cyclical - 0.2%
Bausch & Lomb, Inc.
9.875%, 11/01/15	490	514,500
HCA, Inc.
8.50%, 4/15/19 (a)	680	719,100

		1,233,600

Energy - 0.1%
Tesoro Corp.
6.50%, 6/01/17	630	600,075

Technology - 0.1%
Flextronics International Ltd.
6.50%, 5/15/13	481	485,810

Transportation - Airlines - 0.1%
UAL Pass Through Trust
Series 071A
6.636%, 7/02/22	587	506,361

		14,355,709

Financial Institutions - 1.0%
Banking - 0.5%
ABN Amro Bank NV
4.31%, 3/10/16 (b)	EUR	340	268,703
BankAmerica Capital II
Series 2
8.00%, 12/15/26		$415	398,400
Commerzbank Capital Funding Trust I
5.012%, 4/12/16 (b)	EUR	200	135,184
Dexia Credit Local
4.30%, 11/18/15 (b)		450	341,599
LBG Capital No.1 PLC
8.00%, 6/15/20 (a)		$1,995	1,615,950
RBS Capital Trust III
5.512%, 9/30/14 (b)		358	193,320

			2,953,156

Brokerage - 0.1%
Lehman Brothers Holdings, Inc.
5.00%, 1/14/11 (e)		520	108,550
6.20%, 9/26/14 (e)		615	128,381
7.875%, 11/01/09 (e)		1,476	308,115
Series G
4.80%, 3/13/14 (e)		79	16,491

			561,537

Finance - 0.1%
International Lease Finance Corp.
5.65%, 6/01/14		175	138,882

Insurance - 0.3%
ING Capital Funding Trust III
8.439%, 12/31/10 (b)		825	750,750
ING Groep NV
5.775%, 12/08/15 (b)		275	216,384
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (a)		165	141,900
XL Capital Ltd.
Series E
6.50%, 4/15/17 (b)		805	611,800

			1,720,834

			5,374,409

Utility - 0.4%
Electric - 0.4%
The AES Corp.
7.75%, 3/01/14 - 10/15/15		550	551,375
Dynegy Holdings, Inc.
8.375%, 5/01/16		645	582,112
Edison Mission Energy
7.00%, 5/15/17		100	79,000

NRG Energy, Inc.
7.25%, 2/01/14	685	687,569
7.375%, 2/01/16	90	89,550
RRI Energy, Inc.
7.625%, 6/15/14	315	302,400

		2,292,006

Total Corporates - Non-Investment Grades (cost $22,494,533)		22,022,124

ASSET-BACKED SECURITIES - 2.9%
Credit Cards - Floating Rate - 2.4%
Citibank Omni Master Trust
Series 2009-A14A, Class A14
2.983%, 8/15/18 (a)(c) +	13,000	13,385,073

Home Equity Loans - Floating Rate - 0.2%
Credit-Based Asset Servicing and Securitization LLC
Series 2003-CB1, Class AF
3.95%, 1/25/33 (c)	275	239,345
HFC Home Equity Loan Asset Backed Certificates
Series 2005-3, Class A1
0.49%, 1/20/35 (c)	159	139,361
Series 2007-1, Class M1
0.61%, 3/20/36 (c)	1,250	562,961
Series 2007-2, Class M1
0.541%, 7/20/36 (c)	600	205,798
HSI Asset Securitization Corp. Trust
Series 2006-OPT2, Class M2
0.62%, 1/25/36 (c)	205	57,322
Lehman XS Trust
Series 2005-5N, Class M2
0.881%, 11/25/35 (c)	1,000	6,018
Series 2006-18N, Class M2
0.641%, 12/25/36 (c)	3,002	14,093
Newcastle Mortgage Securities Trust
Series 2007-1, Class 2A1
0.361%, 4/25/37 (c)	332	233,752
RAAC Series
Series 2006-SP3, Class A1
0.31%, 8/25/36 (c)	8	8,218
Residential Asset Mortgage Products, Inc.
Series 2005-RS3, Class AIA2
0.40%, 3/25/35 (c)	1	1,335

		1,468,203

Other ABS - Fixed Rate - 0.2%
DB Master Finance, LLC
Series 2006-1, Class A2
5.779%, 6/20/31 (a)	1,495	1,442,220

Home Equity Loans - Fixed Rate - 0.1%
Asset Backed Funding Certificates
Series 2003-WF1, Class A2
1.356%, 12/25/32	131	96,683
Citifinancial Mortgage Securities, Inc.
Series 2003-1, Class AFPT
3.36%, 1/25/33	110	93,556
Countrywide Asset-Backed Certificates
Series 2007-S1, Class A3
5.81%, 11/25/36	466	173,595
Nationstar NIM Trust
Series 2007-A, Class A
9.97%, 3/25/37 (f)(g)	18	0

		363,834

Other ABS - Floating Rate - 0.0%
Petra CRE CDO Ltd.
Series 2007-1A, Class C
1.331%, 2/25/47 (a)(c)	800	8,000

Total Asset-Backed Securities (cost $22,838,284)		16,667,330

BANK LOANS - 2.2%
Industrial - 1.8%
Basic - 0.2%
Hexion Specialty Chemicals, Inc.
2.56%, 5/05/13 (c)	63	59,447
Ineos US Finance LLC
7.50%, 12/16/13 (c)	259	239,812
8.00%, 12/16/14 (c)	259	241,108
John Maneely Co.
3.50%, 12/09/13 (c)	416	396,975
Univar, Inc.
3.23%, 10/10/14 (c)	473	442,897

		1,380,239

Capital Goods - 0.1%
Building Materials Corp. of America
3.00%, 2/22/14 (c)	489	476,988
Sequa Corp.
3.51%-3.94%, 12/03/14 (c)	278	256,276

		733,264

Communications - Media - 0.2%
Cengage Learning Acquisitions, Inc. (Thomson Learning)
2.75%, 7/03/14 (c)	483	427,233
Clear Channel Communications, Inc.
3.88%, 1/29/16 (c)	169	132,287
Univision Communications, Inc.
2.50%, 9/29/14 (c)	500	431,820

		991,340

Consumer Cyclical - Automotive - 0.1%
Ford Motor Co.
3.24%-3.26%, 12/15/13 (c)	496	464,473

Consumer Cyclical - Other - 0.1%
Harrah’s Operating Co., Inc.
3.25%, 1/28/15 (c)	400	330,264
Las Vegas Sands LLC
2.01%, 5/23/14 (c)	392	343,045

		673,309

Consumer Cyclical - Retailers - 0.2%
Burlington Coat Factory Warehouse Corp.
2.51%, 5/28/13 (c)	284	264,948
Neiman Marcus Group, Inc.
2.255%, 4/06/13 (c)	832	755,901

		1,020,849

Consumer Non-Cyclical - 0.2%
CHS/Community Health Systems, Inc.
2.505%, 7/25/14 (c)	350	330,797
Health Management Associates, Inc.
2.00%, 2/28/14 (c)	688	650,963

		981,760

Energy - 0.1%
Infrastrux Group, Inc.
8.00%, 11/03/12 (c)(h)	465	416,292

Services - 0.2%
Sabre, Inc.
2.48%-2.50%, 9/30/14 (c)	500	447,250
ServiceMaster Co.
2.74%-2.76%, 7/24/14 (c)	66	61,004
Travelport LLC
2.73%-2.74%, 8/23/13 (c)	733	698,445

		1,206,699

Technology - 0.3%
Avaya, Inc.
3.01%, 10/24/14 (c)	348	311,743
First Data Corp.
3.00%, 9/24/14 (c)	978	844,844
Freescale Semiconductor, Inc.
1.98%, 11/29/13 (c)	499	447,653
Sungard Data Systems, Inc.
1.98%, 2/28/14 (c)	25	24,262
3.87%-3.90%, 2/28/16 (c)	360	352,934

		1,981,436

Transportation - Airlines - 0.1%
Delta Airlines
3.50%, 4/30/14 (c)	397	341,839

		10,191,500

Utility - 0.3%
Electric - 0.3%
FirstLight Power Resources, Inc.
2.75%, 11/01/13 (c)	522	490,253
2.81%, 11/01/13 (c)	48	45,135
4.81%, 5/01/14 (c)	852	779,342
Texas Competitive Electric Holdings Co. LLC
3.73%-3.75%, 10/10/14 (c)	483	392,522

		1,707,252

Financial Institutions - 0.1%
Finance - 0.1%
CIT Group, Inc.
13.00%, 1/20/12 (c)	630	648,585

Total Bank Loans (cost $12,607,708)		12,547,337

AGENCIES - 1.8%
Agency Debentures - 1.8%
Federal National Mortgage Association 6.25%, 5/15/29 (cost $11,059,409)	8,610	10,064,892

CMOS - 1.7%
Non-Agency ARMS - 0.8%
Bear Stearns Alt-A Trust
Series 2007-1, Class 21A1
5.556%, 1/25/47 (b)	2,151	1,205,629
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
5.129%, 5/25/35 (b)	2,251	1,957,705
Series 2006-AR1, Class 3A1
5.50%, 3/25/36 (c)	539	354,161
Indymac Index Mortgage Loan Trust
Series 2006-AR7, Class 4A1
5.851%, 5/25/36 (b)	1,631	898,639

		4,416,134

Non-Agency Fixed Rate - 0.4%
JP Morgan Alternative Loan Trust
Series 2006-A3, Class 2A1
6.052%, 7/25/36	1,771	1,019,799
Structured Asset Securities Corp.
Series 2002-3, Class B3
6.50%, 3/25/32	2,173	1,275,211
Series 2003-6A, Class B3
3.85%, 3/25/33	931	92,314

		2,387,324

Non-Agency Floating Rate - 0.4%
Countrywide Alternative Loan Trust
Series 2005-62, Class 2A1
1.544%, 12/25/35 (c)	160	89,810
Series 2006-OA14, Class 3A1
1.394%, 11/25/46 (c)	2,469	1,051,736
Series 2007-OA3, Class M1
0.541%, 4/25/47 (c)	180	1,343
WaMu Mortgage Pass Through Certificates
Series 2007-OA1, Class A1A
1.244%, 2/25/47 (c)	2,029	1,003,611

		2,146,500

Agency Floating Rate - 0.1%
Government National Mortgage Association
Series 2006-39, Class IO
0.92%, 7/16/46 (b)(d)	22,147	573,633

Agency Fixed Rate - 0.0%
Fannie Mae Grantor Trust
Series 2004-T5, Class AB4
0.47%, 5/28/35	65	61,467

Total CMOs (cost $17,458,406)		9,585,058

GOVERNMENTS - SOVEREIGN AGENCIES - 1.3%
United Kingdom - 1.3%
The Royal Bank of Scotland PLC
1.45%, 10/20/11 (a)	4,495	4,518,563
2.625%, 5/11/12 (a)	2,780	2,844,554

Total Governments - Sovereign Agencies (cost $7,271,720)		7,363,117

INFLATION-LINKED SECURITIES - 1.0%
United States - 1.0%
U.S. Treasury Notes 3.00%, 7/15/12 (TIPS) (cost $5,715,002)	5,462	5,915,027

GOVERNMENTS - SOVEREIGN BONDS - 1.0%
Croatia - 0.3%
Republic of Croatia
6.75%, 11/05/19 (a)	1,435	1,520,065

Lithuania - 0.3%
Republic of Lithuania
6.75%, 1/15/15 (a)	1,435	1,496,754

Peru - 0.2%
Republic of Peru
8.375%, 5/03/16	730	868,700
9.875%, 2/06/15	385	484,138

		1,352,838

Poland - 0.2%
Poland Government International Bond
6.375%, 7/15/19	1,170	1,257,750

Total Governments - Sovereign Bonds (cost $5,183,994)		5,627,407

QUASI-SOVEREIGNS - 0.6%
Quasi-Sovereign Bonds - 0.6%
Malaysia - 0.2%
Petronas Capital Ltd.
5.25%, 8/12/19 (a)	1,128	1,135,631

Russia - 0.4%
RSHB Capital SA for OJSC Russian Agricultural Bank
7.75%, 5/29/18 (a)	2,180	2,332,600

Total Quasi-Sovereigns (cost $3,319,791)		3,468,231

SUPRANATIONALS - 0.3%
European Investment Bank 5.125%, 5/30/17 (cost $1,528,456)	1,490	1,653,921

EMERGING MARKETS - CORPORATE BONDS - 0.1%
Industrial - 0.1%
Energy - 0.1%
Ecopetrol SA 7.625%, 7/23/19 (cost $463,396)	465	503,363

	Shares
PREFERRED STOCKS - 0.0%
Non Corporate Sectors - 0.0%
Agencies - Government Sponsored - 0.0%
Federal Home Loan Mortgage Corp.
Series Z
8.375% (b)	22,200	23,754
Federal National Mortgage Association
8.25% (b)	32,900	36,190

Total Preferred Stocks (cost $1,377,500)		59,944

SHORT-TERM INVESTMENTS - 3.7%
Investment Companies - 3.7%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (i) (cost $20,857,911)	20,857,911	20,857,911

Total Investments - 108.9% (cost $614,286,055) (j)		616,091,895
Other assets less liabilities - (8.9)%		(50,546,065)

Net Assets - 100.0%		$565,545,830

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Citigroup	$9,000	9/17/13	3 Month LIBOR	3.550%	$585,074

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at January 31, 2010	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Bond 30 Yr Futures	26	March 2010	$3,005,083	$3,089,125	$84,042
U.S. T-Note 2 Yr Futures	52	March 2010	11,300,352	11,333,563	33,211

					$117,253

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at January 31, 2010	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Australian Dollar settling 2/10/10	15,647	$14,141,936	$13,830,225	$(311,711)
Brazilian Real settling 2/02/10	4,105	2,210,657	2,177,820	(32,837)
Brazilian Real settling 2/02/10	1,990	1,129,398	1,055,703	(73,695)
Canadian Dollar settling 3/18/10	2,836	2,733,191	2,651,841	(81,350)
Euro settling 2/03/10 (1)	1,929	2,756,194	2,675,149	(81,045)

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at January 31, 2010	Unrealized Appreciation/ (Depreciation)
Buy Contracts: (continued)
Euro settling 2/03/10 (1)	1,925	$2,760,180	$2,669,489	$(90,691)
Euro settling 3/25/10	1,998	2,829,299	2,770,459	(58,840)
New Zealand Dollar settling 3/24/10	2,221	1,632,988	1,553,128	(79,860)
Norwegian Krone settling 2/22/10	4,637	787,864	782,133	(5,731)
Norwegian Krone settling 2/22/10	92,816	16,103,833	15,656,096	(447,737)
Polish Zloty settling 2/03/10	16,248	5,874,620	5,562,786	(311,834)
South Korean Won settling 3/19/10 (2)	6,868,968	6,133,555	5,905,360	(228,195)
Swiss Franc settling 2/05/10 (3)	8,453	8,299,812	7,968,950	(330,862)
Sale Contracts:
Australian Dollar settling 2/10/10	3,421	3,138,001	3,023,441	114,560
Brazilian Real settling 2/02/10	6,095	3,374,686	3,233,523	141,163
Brazilian Real settling 3/02/10	4,105	2,199,582	2,167,070	32,512
Canadian Dollar settling 3/18/10	2,836	2,754,262	2,651,846	102,416
Euro settling 2/05/10 (3)	5,720	8,299,812	7,930,364	369,448
Euro settling 3/25/10	6,321	8,912,645	8,763,441	149,204
Japanese Yen settling 3/19/10 (2)	562,813	6,133,555	6,236,110	(102,555)
Polish Zloty settling 2/03/10 (1)	8,099	2,756,194	2,772,846	(16,652)
Polish Zloty settling 2/03/10	8,099	2,760,180	2,772,846	(12,666)
Swiss Franc settling 2/05/10	676	655,401	637,486	17,915
Swiss Franc settling 2/05/10	16,421	16,410,642	15,481,208	929,434

(1)	Represents a cross-currency purchase of Euro and a sale of Polish Zloty.
(2)	Represents a cross-currency purchase of South Korean Won and a sale of Japenese Yen.
(3)	Represents a cross-currency purchase of Swiss Franc and a sale of Euro.
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2010, the aggregate market value of these securities amounted to $52,678,556 or 9.3% of net assets.

(b)	Variable rate coupon, rate shown as of January 31, 2010.
(c)	Floating Rate Security. Stated interest rate was in effect at January 31, 2010.
(d)	IO - Interest Only
(e)	Security is in default and is non-income producing.
(f)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents 0.0% of net assets as of January 31, 2010, is considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Nationstar NIM Trust
Series 2007-A, Class A
9.97%, 3/25/37	4/04/2007	$17,607	$0	0.0%

(g)	Fair valued.
(h)	Pay-In-Kind Payments (PIK).
(i)	Investment in affiliated money market mutual fund.
(j)	As of January 31, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $26,352,027 and gross unrealized depreciation of investments was $(24,546,187), resulting in net unrealized appreciation of $1,805,840.

+	Position, or a portion thereof, has been segregated to meet the collateral requirements of the Term Asset-Backed Securities Loan Facility (“TALF”) program administered by the Federal Reserve Bank of New York. The aggregate market value of these securities amounted to $42,016,630.

The fund currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of January 31, 2010, the fund’s total exposure to subprime investments was 1.32% of net assets. These investments are valued in accordance with the fund’s Valuation Policies.

An amount equivalent to U.S. $93,600 has been segregated to collateralize margin requirements for the open futures contracts at January 31, 2010.

Currency Abbreviations:

BRL	-	Brazilian Real
EUR	-	Euro Dollar
NZD	-	New Zealand Dollar

Glossary:

ABS	-	Asset-Backed Securities
ARMS	-	Adjustable Rate Mortgages
CDO	-	Collateralized Debt Obligation
CMBS	-	Commercial Mortgage-Backed Securities
CMOs	-	Collateralized Mortgage Obligations
LIBOR	-	London Interbank Offered Rates
LP	-	Limited Partnership
OJSC	-	Open Joint Stock Company
REIT	-	Real Estate Investment Trust
TBA	-	To Be Announced
TIPS	-	Treasury Inflation Protected Security

AllianceBernstein Bond Fund-Intermediate Bond Portfolio

January 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of January 31, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Corporates - Investment Grades	$—	$205,060,586	$702,602	$205,763,188
Governments - Treasuries	—	119,253,557	—	119,253,557
Mortgage Pass-Thru’s	—	105,601,422	—	105,601,422
Commercial Mortgage-Backed Securities	—	60,019,408	9,118,658	69,138,066
Corporates - Non-Investment Grades	—	21,515,763	506,361	22,022,124
Asset-Backed Securities	—	13,385,073	3,282,257	16,667,330
Bank Loans	—	—	12,547,337	12,547,337
Agencies	—	10,064,892	—	10,064,892
CMOs	—	635,100	8,949,958	9,585,058
Governments - Sovereign Agencies	—	7,363,117	—	7,363,117
Inflation-Linked Securities	—	5,915,027	—	5,915,027
Governments - Sovereign Bonds	—	5,627,407	—	5,627,407
Quasi-Sovereigns	—	3,468,231	—	3,468,231
Supranationals	—	1,653,921	—	1,653,921
Emerging Markets - Corporate Bonds	—	503,363	—	503,363
Preferred Stocks	—	59,944	—	59,944
Short-Term Investments	20,857,911	—	—	20,857,911

Total Investments in Securities	$20,857,911	$560,126,811	$35,107,173	$616,091,895
Other Financial Instruments*:
Assets	117,253	2,441,726	—	2,558,979
Liabilities	—	(2,266,262)	—	(2,266,262)
TALF Loans	—	—	(35,470,029)	(35,470,029)

Total	$20,975,164	$560,302,275	$(362,856)	$580,914,583

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Corporates - Investment Grades	Governments - Treasuries	Commercial Mortgage-Backed Securities	Corporates - Non- Investment Grades
Balance as of 10/31/09	$7,550,375	$6,105,072	$6,154,540	$1,060,017
Accrued discounts /premiums	27	—	6,464	225
Realized gain (loss)	—	—	—	257
Change in unrealized appreciation/depreciation	10,704	—	113,910	5,905
Net purchases (sales)	—	—	—	(13,680)
Net transfers in and/or out of Level 3	(6,858,504)	(6,105,072)	2,843,744	(546,363)

Balance as of 01/31/10	$702,602	$—	$9,118,658	$506,361

Net change in unrealized appreciation/depreciation from Investments held as of 01/31/10	$10,704	$—	$113,910	$5,905

	Asset-Backed Securities	Bank Loans	CMOs	Governments - Sovereign Bonds
Balance as of 10/31/09	$3,145,983	$14,004,197	$9,804,861	$2,593,444
Accrued discounts /premiums	90	70,147	(396)	—
Realized gain (loss)	412	(47,074)	(1,238)	—
Change in unrealized appreciation/depreciation	231,636	511,290	433,176	—
Net purchases (sales)	(95,864)	(1,991,223)	(1,286,445)	—
Net transfers in and/or out of Level 3	—	—	—	(2,593,444)

Balance as of 01/31/10	$3,282,257	$12,547,337	$8,949,958	$—

Net change in unrealized appreciation/depreciation from Investments held as of 01/31/10	$231,812	$446,118	$80,794	$—

	Quasi- Sovereigns	TALF Loans	Total
Balance as of 10/31/09	$4,717,250	$(35,470,029)	$19,665,710
Accrued discounts /premiums	1,277	—	77,834
Realized gain (loss)	120,448	—	72,805
Change in unrealized appreciation/depreciation	(56,400)	—	1,250,221
Net purchases (sales)	(1,591,200)	—	(4,978,412)
Net transfers in and/or out of Level 3	(3,191,375)	—	(16,451,014)

Balance as of 01/31/10	$—	$(35,470,029)	$(362,856)

Net change in unrealized appreciation/depreciation from Investments held as of 01/31/10	$—	$—	$889,243

AllianceBernstein Inflation Strategies-Bond Inflation

Portfolio of Investments

January 31, 2010 (unaudited)

	Principal Amount (000)	U.S. $ Value
INFLATION-LINKED SECURITIES - 92.7%
United States - 92.7%
U.S. Treasury Inflation Index
0.625%, 4/15/13 (TIPS)	$194	$199,395
1.25%, 4/15/14 (TIPS)	210	218,516
1.375%, 7/15/18 - 1/15/20 (TIPS)	581	590,326
1.625%, 1/15/15 - 1/15/18 (TIPS)	982	1,027,410
1.875%, 7/15/13 - 7/15/19 (TIPS)	1,569	1,666,935
2.00%, 4/15/12 - 1/15/16 (TIPS)	2,164	2,307,731
2.125%, 1/15/19 (TIPS)	388	418,342
2.375%, 4/15/11 - 1/15/25 (TIPS)	885	950,771
2.50%, 7/15/16 (TIPS)	498	549,888
2.625%, 7/15/17 (TIPS)	391	436,667
3.00%, 7/15/12 (TIPS)	680	736,121
3.375%, 1/15/12 (TIPS)	195	209,561

Total Inflation-Linked Securities (cost $9,320,662)		9,311,663

MORTGAGE PASS-THRU’S - 4.9%
Agency Fixed Rate 30-Year - 4.9%
Federal National Mortgage Association
6.50%, TBA (cost $496,261)	460	496,225

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.4%
Non-Agency Fixed Rate CMBS - 1.4%
Commercial Mortgage Pass Through Certificates
Series 2006-C8, Class A4
5.306%, 12/10/46	55	49,632
Credit Suisse Mortgage Capital Certificates
Series 2006-C5, Class A3
5.311%, 12/15/39	50	43,934
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2007-LD11, Class A4
5.818%, 6/15/49	55	50,227

Total Commercial Mortgage-Backed Securities (cost $142,231)		143,793

GOVERNMENTS - SOVEREIGN BONDS - 0.7%
Peru - 0.2%
Republic of Peru
9.875%, 2/06/15	20	25,150

Russia - 0.5%
Russian Federation
7.50%, 3/31/30 (a)	42	47,592

Total Governments - Sovereign Bonds (cost $72,785)		72,742

CORPORATES - INVESTMENT GRADES - 0.4%
Non Corporate Sectors - 0.4%
Agencies - Not Government Guaranteed - 0.4%
Petrobras International Finance
5.75%, 1/20/20 (cost $39,400)	40	39,554

	Shares
SHORT-TERM INVESTMENTS - 8.7%
Investment Companies - 8.7%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.09% (b) (cost $868,674)	868,674	868,674

Total Investments - 108.8% (cost $10,940,013) (c)		10,932,651
Other assets less liabilities - (8.8)%		(887,214)

Net Assets - 100.0%		$10,045,437

CREDIT DEFAULT SWAP CONTRACTS ON CREDIT INDICES

Swap Counterparty & Index	Fixed Deal (Pay) Receive Rate	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)

Sale Contracts:
Morgan Stanley Capital:
CDX IG-13 10-Year Index 12/20/19*	1.00%	$1,000	$956	$—	$956

*	Termination date.

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at January 31, 2010	Unrealized Appreciation/ (Depreciation)
Sold Contracts
U.S. T-Note 10 Yr Futures	1	March 2010	$118,154	$118,156	$(2)
U.S. T-Note 2 Yr Futures	1	March 2010	217,951	217,953	(2)

Sold Contracts (continued)

U.S. T-Note 5 Yr Futures	2	March 2010	$232,903	$232,922	$(19)

$(23)

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at January 31, 2010	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Australian Dollar settling 2/10/10	222	$197,424	$196,492	$(932)
New Zealand Dollar settling 3/24/10	71	49,562	49,332	(230)
Norwegian Krone settling 2/22/10	1,693	287,070	285,638	(1,432)
South Korean Won settling 3/19/10	115,646	99,545	99,423	(122)
Sale Contracts:
Euro settling 3/25/10	99	138,118	137,776	342
Japanese Yen settling 3/19/10	9,057	99,544	100,359	(815)
Swiss Franc settling 2/05/10	157	148,604	147,680	924

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2010, the market value of this security amounted to $47,592 or 0.5% of net assets.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(c)	As of January 31, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $4,377 and gross unrealized depreciation of investments was $(11,739), resulting in net unrealized depreciation of $(7,362).

Glossary:

CMBS	-	Commercial Mortgage-Backed Securities
TBA	-	To Be Announced
TIPS	-	Treasury Inflation Protected Security

AllianceBernstein Inflation Strategies-Bond Inflation

January 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Inflation-Linked Securities	$—	$9,311,663	$—	$9,311,663
Mortgage Pass-Thru’s	—	496,225	—	496,225
Commercial Mortgage-Backed Securities	—	143,793	—	143,793
Governments-Sovereign Bonds	—	72,742	—	72,742
Corporates-Investment Grades	—	39,554	—	39,554
Short-Term Investments	868,674	—	—	868,674

Total Investments in Securities	$868,674	$10,063,977	$—	$10,932,651
Other Financial Instruments*:
Assets	—	2,222	—	2,222
Liabilities	(23)	(3,531)	—	(3,554)

Total	$868,651	$10,062,668	$—	$10,931,319

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Inflation Strategies-Municipal Bond Inflation

Portfolio of Investments

January 31, 2010 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 60.9%
Long-Term Municipal Bonds - 13.2%
California - 5.3%
California GO
5.00%, 10/01/16	$275	$298,457
California Statewide CDA
(California General Fund Obl)
Series 2009
5.00%, 6/15/13	225	240,642

		539,099

Washington - 7.9%
Washington St GO
Series 2009 B
5.00%, 1/01/22	710	793,475

Total Long-Term Municipal Bonds (cost $1,334,556)		1,332,574

Short-Term Municipal Notes - 47.7%
Alaska - 4.0%
Valdez AK Marine Terminal
(BP Amoco)
Series 03B
0.18%, 7/01/37 (a)	400	400,000

California - 3.9%
California Ed Fac Auth
(Chapman Univ)
Series 2008 A
0.18%, 10/01/36 (a)	400	400,000

Connecticut - 4.0%
Connecticut Hlth & Ed Fac Auth
(Greater Hartford YMCA)
Series B
0.18%, 7/01/38 (a)	400	400,000

Florida - 7.9%
Pinellas Cnty FL Hlth Fac Auth
(Baycare Health System)
Series 2009 A-1
0.20%, 11/01/38 (a)	400	400,000
Sarasota Cnty FL Pub Hosp Dist
(Sarasota Memorial Hospital)
Series 2008 A
0.18%, 7/01/37 (a)	400	400,000

		800,000

Illinois - 4.0%
Quincy IL Hosp
(Blessing Hospital)
Series 2008
0.18%, 11/15/29 (a)	400	400,000

Iowa - 4.0%
Iowa Finance Auth
(Iowa Hlth Sys)
Series 2009A
0.20%, 2/15/35 (a)	400	400,000

Massachusetts - 4.0%
Massachusetts GO
Series 00B
0.17%, 12/01/30 (a)	400	400,000

Mississippi - 4.0%
Mississippi Business Fin Corp.
(Chevron USA, Inc.)
Series 2009 F
0.16%, 12/01/30 (a)	400	400,000

Texas - 7.9%
Houston TX Hgr Ed Fin Corp.
(Rice University)
Series 2008 A
0.20%, 5/15/48 (a)	400	400,000
Lower Neches Valley Auth TX
(Exxon Mobil Corporation)
Series A-2
0.18%, 8/01/22 (a)	400	400,000

		800,000

Vermont - 4.0%
Vermont Ed & Hlth Bldg Fin Agy
(Brattleboro Mem Hosp)
Series 2008 A
0.21%, 10/01/28 (a)	400	400,000

Total Short-Term Municipal Notes (cost $4,800,000)		4,800,000

Total Municipal Obligations (cost $6,134,556)		6,132,574

AGENCIES - 14.9%
Federal Home Loan Banks 1.50%, 1/16/13 (cost $1,498,021)	1,505	1,501,373

Total Investments - 75.8% (cost $7,632,577) (b)		7,633,947
Other assets less liabilities - 24.2%		2,442,424

Net Assets - 100.0%		$10,076,371

(a)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(b)	As of January 31, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $5,801 and gross unrealized depreciation of investments was $(4,431), resulting in net unrealized appreciation of $1,370.

Glossary:

CDA	-	Community Development Authority
GO	-	General Obligation

AllianceBernstein Inflation Strategies-Municipal Bond Inflation

January 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of January 31, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Long-Term Municipal Bonds	$—	$1,332,574	$—	$1,332,574
Short-Term Municipal Notes	—	4,800,000	—	4,800,000
Agencies	—	1,501,373	—	1,501,373

Total Investments in Securities	—	$7,633,947	—	$7,633,947
Other Financial Instruments*	—	—	—	—

Total	$—	$7,633,947	$—	$7,633,947

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Bond Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 26, 2010

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	March 26, 2010